MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 225,438	$ 172,993
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	88,658	93,976
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,657	1,857
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	133,481	75,873
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,548	1,144
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 94	$ 143